Schedule of other payables and accrued liabilities (Details) - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued expenses (i)	$ 1,650,170	[1]	$ 671,743	[1]	$ 129,029	[2]
Accrued payroll	583,385		730,037		244,591
Accrued interests (ii)	158,695	[3]	157,032	[3],[4]	67,448	[4]
Others	79,165		34,003		47,529
Total other payables and accrued liabilities	$ 2,471,415		$ 1,592,815		$ 488,597

[1]	The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.
[2]	The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.
[3]	The balance of accrued interests represented the balance of interest payable from short-term loan – bank, private lender, and third parties (See Note 8).
[4]	The balance of accrued interests represented the balance of interest payable from short-term loan – bank, private lender, and third parties (See Note 13).